SHARE-BASED COMPENSATION - Restricted ordinary shares (Details)					1 Months Ended		12 Months Ended
	Oct. 19, 2018 CNY (¥)	Jun. 08, 2018 CNY (¥) shares	May 27, 2016	Jan. 07, 2016 CNY (¥) shares	Feb. 29, 2016 CNY (¥)	May 31, 2015 $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥	¥ 8,935,076
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥	¥ 10,535,229	¥ 33,537,572
Restricted ordinary shares
SHARE-BASED COMPENSATION
Vesting period						4 years
Period to repurchase restricted ordinary shares						60 days
Estimated fair value of ordinary shares | $ / shares						$ 0.53
Share-based compensation expenses, upon waiver of service condition | ¥					¥ 7,574,133
Modification of restricted ordinary shares | shares				3,307,500
Unrecognized compensation cost | ¥				¥ 9,803,035
Share-based compensation expenses | ¥									¥ 226,242,279	¥ 59,230,943
Total fair value of shares vested | ¥									264,075,922	58,848,966
Number of Shares
Granted (in shares) | shares						59,459,020
Restricted ordinary shares | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥									18,371,203	13,045,853
Restricted ordinary shares | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥		¥ 173,156,580							207,871,076	¥ 46,185,090
Restricted ordinary shares | Mr. Yi'nan Li
SHARE-BASED COMPENSATION
Restricted ordinary shares not to repurchased (in shares) | shares		9,798,125
Restricted ordinary shares | Mr. Mingming Huang
SHARE-BASED COMPENSATION
Restricted ordinary shares not to repurchased (in shares) | shares		451,000
Restricted ordinary shares | ELLY Holdings
SHARE-BASED COMPENSATION
Vesting period				4 years
Shares Issued / Transferred | shares				3,307,500
Ordinary shares, outstanding | shares				6,615,000
Restricted ordinary shares | Smart Power Group Limited
SHARE-BASED COMPENSATION
Vesting period				3 years
Shares Issued / Transferred | shares				1,804,000
Restricted ordinary shares | Smart Power Group Limited | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage			25.00%
Restricted ordinary shares | Smart Power Group Limited | Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage								75.00%
Unvested restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥								¥ 7,602,522	¥ 375,123
Number of Shares
Unvested balance as of the beginning | shares								100,000
Granted (in shares) | shares								1,694,600
Vested (in shares) | shares								(50,000)
Unvested balance as of the end | shares								1,744,600	100,000
Weighted average grant date fair value of restricted shares units
Unvested balance as of the beginning (in dollars per share) | $ / shares							$ 4.33
Granted (in dollars per share) | $ / shares							3.62
Vested (in dollars per share) | $ / shares							4.33
Unvested balance as of the end (in dollars per share) | $ / shares							$ 3.64
Unvested restricted share units | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥								¥ 1,146,846
Unvested restricted share units | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses | ¥								¥ 4,233,758	¥ 375,123